Concentration of risks	6 Months Ended
Dec. 31, 2024
Concentration of risks
Concentration of risks

Note 7 – Concentration of risks

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In the US, the insurance coverage of each bank is $250,000. As of December 31, 2024, cash balance of $29,756 was deposited with financial institutions located in US, of which none was subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company used to trade BTCs on KuCoin and switched to f2pool, which is also a global crypto exchange, in October 2022. Those digital assets are kept in unique and segregated blockchain addresses accessible by the Company and verifiable on blockchain at any time. While the exchange holds the Company’s digital assets, the ownership and operation rights are always 100% attributed to the Company. The digital assets stored on f2pool are not insured. At the end of every day, f2pool automatically transferred the Company’s BTCs from f2pool to the Company’s own cold storage wallet to avoid the risks of exchange platform. As of December 31, 2024, the Company had 4.47 BTCs stored in the Company’s cold storage wallet. Those digital assets stored in cold storage wallets are kept in unique and segregated blockchain addresses accessible by the Company or the lender only.

The Company is also exposed to risk from its other receivables, prepayments and loans receivable. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.